Annual Total Returns[BarChart] - Opportunistic Municipal Fund - Class A	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.76%)	16.17%	6.29%	(0.30%)	10.13%	1.33%	10.59%	4.38%